Accounts Receivable, Net (Details)	1 Months Ended		12 Months Ended
	Jul. 29, 2021 USD ($)	Jul. 29, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Accounts Receivable, Net (Details) [Line Items]
Factoring agreement, description	The Factoring Agreement has a scheduled term of 160 days and is subject to automatic one year extension unless written notice of intention to terminate is obtained from the Company or unapproved by both parties.	The Factoring Agreement has a scheduled term of 160 days and is subject to automatic one year extension unless written notice of intention to terminate is obtained from the Company or unapproved by both parties.
Annual interest rate, percentage		5.60%
Factoring expense equals, percentage	0.50%	0.50%
Factoring expense amount	$ 7,797	¥ 50,300
Accounts receivable	$ 1,568,455	10,000,000	$ 1,568,455	¥ 10,000,000
Interest amount total			37,132	239,556
Accrued expenses			12,931	82,444
Unpaid accrued interest amount			$ 24,201	¥ 157,112
Factoring Agreement [Member]
Accounts Receivable, Net (Details) [Line Items]
Advances in accounts receivable		¥ 10,000,000
Maturity date	Jan. 09, 2022	Jan. 09, 2022